Revenues- Deferred revenue from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred revenue from contracts with customers
Current	¥ 453,986	$ 62,196	¥ 406,066
Non-current	475,331	$ 65,120	369,455
Deferred revenue	¥ 929,317		¥ 775,521